Financial Instruments	12 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
27	FINANCIAL INSTRUMENTS

Categories of financial instruments

The following table sets out the financial instruments as at the end of the reporting period:

	As of March 31, 2025	As of March 31, 2026
	USD’000	USD’000
Financial assets

Financial assets at fair value through profit or loss
Other investments	1,000	5

Financial assets at amortized cost
Trade and other receivables, net prepayment	10,154	11,236
Amounts due from related parties	235	1,341
Cash and cash equivalents	7,703	5,141
	18,092	17,718
Financial liabilities

Financial liabilities at amortized cost
Trade and other payables	4,804	6,963
Amount due to related parties	125	—
Amount due to directors	3	3
Amount due to shareholders	52	—
Lease liabilities	1,681	1,542
	6,665	8,508

(a)	Methods and assumptions used to estimate fair value

The carrying amounts of financial assets and financial liabilities, such as trade and other receivables, amounts due from related parties, trade and other payables, amount due to directors and amount due to shareholders are reasonable approximation of fair value due to their short-term nature.